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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 09/30/05
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.
GE LifeStyle Funds


GE STRATEGY FUNDS
-----------------------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND


ANNUAL REPORT

SEPTEMBER 30, 2005


[LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

PERFORMANCE SUMMARY


     GE Conservative Strategy Fund .........................................   1


     GE Moderate Strategy Fund .............................................   4


     GE Aggressive Strategy Fund ...........................................   7


     Portfolio Manager's Biography .........................................  10


NOTES TO PERFORMANCE .......................................................  11

FINANCIAL STATEMENTS

     Financial Highlights ..................................................  12


     Statements of Net Assets ..............................................  14


     Statements of Operations ..............................................  17


     Statements of Changes in Net Assets ...................................  18


     Notes to Financial Statements .........................................  19


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................  26


TAX INFORMATION ............................................................  27


ADVISORY AGREEMENT RENEWAL .................................................  28


ADDITIONAL INFORMATION .....................................................  30


INVESTMENT TEAM ............................................................  33



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

              GE Conservative       MSCI EAFE                       LB Aggregate                     Russell 2000     Composite
               Strategy Fund          Index       S&P 500 Index     Bond Index      90 Day T-Bill        Index       Index (C)
---------------------------------------------------------------------------------------------------------------------------------
01/05/98      10,000.00         10,000.00        10,000.00        10,000.00        10,000.00        10,000.00      10,000.00
03/98         10,630.00         11,470.99        11,396.13        10,155.56        10,127.30        11,010.58      10,694.99
09/98         10,320.00          9,944.75        10,609.12        10,832.19        10,379.12         8,380.56      10,572.47
03/99         11,312.47         12,166.36        13,508.76        10,814.84        10,607.36         9,214.12      11,662.62
09/99         11,396.97         13,023.05        13,559.15        10,792.55        10,853.25         9,971.26      11,822.26
03/00         12,541.02         15,218.90        15,963.22        11,017.20        11,145.06        12,647.07      12,946.90
09/00         12,563.31         13,437.18        15,354.87        11,547.00        11,476.97        12,318.86      12,942.22
03/01         12,448.97         11,280.88        12,474.86        12,397.75        11,792.24        10,724.63      12,376.92
09/01         12,176.79          9,582.02        11,261.50        13,042.68        11,994.73         9,713.94      12,099.91
03/02         12,771.43         10,302.36        12,500.50        13,060.78        12,105.50        12,238.75      12,747.94
09/02         11,736.91          8,094.04         8,954.02        14,163.88        12,207.54         8,820.15      11,643.20
03/03         11,889.41          7,908.64         9,405.63        14,587.05        12,283.42         8,944.77      11,993.39
09/03         12,939.66         10,199.16        11,142.38        14,930.11        12,343.74        12,044.49      13,347.63
03/04         13,964.67         12,459.15        12,710.97        15,375.48        12,403.10        14,654.28      14,566.81
09/04         13,909.64         12,451.23        12,688.16        15,479.25        12,483.13        14,305.21      14,602.13
03/05         14,454.81         14,334.95        13,561.54        15,551.98        12,632.42        15,447.50      15,244.41
09/05         14,979.15         15,662.99        14,242.64        15,911.91        12,837.17        16,865.50      15,905.91

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/05*
--------------------------------------------------------------------------------
                                   TARGET        ACTUAL
GE Fixed Income Fund                53.0%         52.5%
GE U.S. Equity Fund                 28.0%         27.7%
GE International Equity Fund        13.0%***      12.1%
GE Small-Cap Value Equity Fund       5.0%          5.0%
Other                                1.0%****      2.7%
--------------------------------------------------------------------------------
Total                              100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2005
--------------------------------------------------------------------------------
                             ONE        FIVE        SINCE
                            YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE
   STRATEGY FUND            7.69%       3.58%       5.36%
MSCI EAFE Index            25.79%       3.11%       5.96%
S&P 500 Index              12.25%      -1.49%       4.67%
LB Aggregate Bond Index     2.80%       6.11%       6.18%
90 Day T-Bill               2.74%       2.25%       3.33%
Russell 2000 Index         17.90%       6.48%       6.98%
Composite Index (C)**       8.93%       4.21%       6.17%
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.
***  TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 12.0% TO 13.0%.
**** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 2.0% TO 1.0%.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Strategy Fund returned 7.69% for the twelve-month period ended September 30, 2005. The Fund's Composite Index returned 8.93% and the Lipper peer group of 629 Balanced Funds returned 9.78% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Fund's exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark. The energy sector contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed. As commodity prices

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------


advanced, avoiding chemical companies pressured by high input costs also contributed to materials sector strength. However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund. Though underperforming its benchmark, the GE International Equity Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K.
The GE Small-Cap Value Equity Fund outperformed its benchmark. Strong stock selection combined with disciplined buying and selling was imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,036.27                        1.02
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 3.63%

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

            GE Moderate       MSCI EAFE                      LB Aggregate                     Russell 2000      Composite
           Strategy Fund        Index       S&P 500 Index     Bond Index     90 Day T-Bill       Index          Index (M)
---------------------------------------------------------------------------------------------------------------------------
01/05/98  10,000.00       10,000.00        10,000.00        10,000.00       10,000.00        10,000.00        10,000.00
03/98     10,880.00       11,470.99        11,396.13        10,155.56       10,127.30        11,010.58        10,906.95
09/98     10,220.00        9,944.75        10,609.12        10,832.19       10,379.12         8,380.56        10,136.00
03/99     11,717.36       12,166.36        13,508.76        10,814.84       10,607.36         9,214.12        11,643.63
09/99     11,857.11       13,023.05        13,559.15        10,792.55       10,853.25         9,971.26        11,970.54
03/00     13,428.16       15,218.90        15,963.22        11,017.20       11,145.06        12,647.07        13,600.96
09/00     13,077.76       13,437.18        15,354.87        11,547.00       11,476.97        12,318.86        13,228.80
03/01     12,462.44       11,280.88        12,474.86        12,397.75       11,792.24        10,724.63        12,000.24
09/01     11,766.50        9,582.02        11,261.50        13,042.68       11,994.73         9,713.94        11,265.44
03/02     12,747.01       10,302.36        12,500.50        13,060.78       12,105.50        12,238.75        12,346.84
09/02     10,799.94        8,094.04         8,954.02        14,163.88       12,207.54         8,820.15        10,370.74
03/03     10,845.11        7,908.64         9,405.63        14,587.05       12,283.42         8,944.77        10,694.29
09/03     12,171.59       10,199.16        11,142.38        14,930.11       12,343.74        12,044.49        12,501.98
03/04     13,502.49       12,459.15        12,710.97        15,375.48       12,403.10        14,654.28        14,101.64
09/04     13,413.75       12,451.23        12,688.16        15,479.25       12,483.13        14,305.21        14,092.63
03/05     14,207.16       14,334.95        13,561.54        15,551.98       12,632.42        15,447.50        14,985.30
09/05     14,889.47       15,662.99        14,242.64        15,911.91       12,837.17        16,865.50        15,807.63

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/05*
--------------------------------------------------------------------------------
                                 TARGET        ACTUAL
GE U.S. Equity Fund               34.0%         33.9%
GE Fixed Income Fund              33.0%         33.1%
GE International Equity Fund      20.0%***      19.4%
GE Small-Cap Value Equity Fund    12.0%         11.9%
Other                              1.0%****      1.7%
--------------------------------------------------------------------------------
Total                           100.0%         100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2005
--------------------------------------------------------------------------------
                             ONE        FIVE        SINCE
                            YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND           11.00%       2.63%       5.28%
MSCI EAFE Index            25.79%       3.11%       5.96%
S&P 500 Index              12.25%      -1.49%       4.67%
LB Aggregate Bond Index     2.80%       6.11%       6.18%
90 Day T-Bill               2.74%       2.25%       3.33%
Russell 2000 Index         17.90%       6.48%       6.98%
Composite Index (M)**      12.17%       3.63%       6.09%
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

***  TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 19.0% TO 20.0%.

**** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 2.0% TO 1.0%.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Strategy Fund returned 11.00% for the twelve-month period ended September 30, 2005. The Fund's Composite Index returned 12.17% and the Lipper peer group of 629 Balanced Funds returned 9.78% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark. The energy sector contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed. As commodity prices advanced, avoiding chemical companies pressured by high input costs also contributed to materials sector strength. However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues. The GE Fixed Income Fund slightly underperformed its benchmark for the period. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------


basis points. The Fund's exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund. Though underperforming its benchmark, the GE International Equity Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. The GE Small-Cap Value Equity Fund outperformed its benchmark. Strong stock selection combined with disciplined buying and selling was imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,048.03                        1.05
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.76                        1.04
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 4.80%

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

              GE Aggressive      MSCI EAFE                      LB Aggregate                    Russell 2000      Composite
              Strategy Fund        Index        S&P 500 Index    Bond Index    90 Day T-Bill        Index        Index (A)
----------------------------------------------------------------------------------------------------------------------------
01/05/98     10,000.00       10,000.00         10,000.00       10,000.00      10,000.00        10,000.00       10,000.00
03/98        11,110.00       11,470.99         11,396.13       10,155.56      10,127.30        11,010.58       11,080.35
09/98        10,150.00        9,944.75         10,609.12       10,832.19      10,379.12         8,380.56        9,764.43
03/99        12,056.03       12,166.36         13,508.76       10,814.84      10,607.36         9,214.12       11,557.61
09/99        12,267.54       13,023.05         13,559.15       10,792.55      10,853.25         9,971.26       12,027.46
03/00        14,359.59       15,218.90         15,963.22       11,017.20      11,145.06        12,647.07       14,115.60
09/00        13,690.94       13,437.18         15,354.87       11,547.00      11,476.97        12,318.86       13,443.10
03/01        12,675.00       11,280.88         12,474.86       12,397.75      11,792.24        10,724.63       11,682.75
09/01        11,731.25        9,582.02         11,261.50       13,042.68      11,994.73         9,713.94       10,618.21
03/02        13,055.25       10,302.36         12,500.50       13,060.78      12,105.50        12,238.75       12,024.24
09/02        10,397.30        8,094.04          8,954.02       14,163.88      12,207.54         8,820.15        9,417.38
03/03        10,299.55        7,908.64          9,405.63       14,587.05      12,283.42         8,944.77        9,694.27
09/03        11,867.74       10,199.16         11,142.38       14,930.11      12,343.74        12,044.49       11,806.32
03/04        13,484.00       12,459.15         12,710.97       15,375.48      12,403.10        14,654.28       13,681.77
09/04        13,363.49       12,451.23         12,688.16       15,479.25      12,483.13        14,305.21       13,629.47
03/05        14,386.72       14,334.95         13,561.54       15,551.98      12,632.42        15,447.50       14,709.76
09/05        15,196.66       15,662.99         14,242.64       15,911.91      12,837.17        16,865.50       15,665.88

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/05*
--------------------------------------------------------------------------------
                                  TARGET         ACTUAL
GE U.S. Equity Fund                38.0%          37.7%
GE International Equity Fund       24.0%          24.1%
GE Small-Cap Value Equity Fund     21.0%***       20.1%
GE Fixed Income Fund               16.0%          15.8%
Other                               1.0%****       2.3%
--------------------------------------------------------------------------------
Total                             100.0%         100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2005
--------------------------------------------------------------------------------
                             ONE        FIVE        SINCE
                            YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND           13.72%       2.11%       5.56%
MSCI EAFE Index            25.79%       3.11%       5.96%
S&P 500 Index              12.25%      -1.49%       4.67%
LB Aggregate Bond Index     2.80%       6.11%       6.18%
90 Day T-Bill               2.74%       2.25%       3.33%
Russell 2000 Index         17.90%       6.48%       6.98%
Composite Index (A)**      14.94%       3.11%       5.96%
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

***  TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 20.0% TO 21.0%.

**** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 2.0% TO 1.0%.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Strategy Fund returned 13.72% for the twelve-month period ended September 30, 2005. The Fund's Composite Index returned 14.94% and the Lipper peer group of 752 Multi-Cap Core Funds returned 14.64% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark. The energy sector contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed. As commodity prices advanced, avoiding chemical companies pressured by high input costs also contributed to materials sector strength. However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------


global companies that are held within the Fund. Though underperforming its benchmark, the GE International Equity Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. The GE Small-Cap Value Equity Fund outperformed its benchmark. Strong stock selection combined with disciplined buying and selling was imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory. The GE Fixed Income Fund slightly underperformed its benchmark for the period. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Fund's exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,056.30                        1.02
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 5.63%

GE LifeStyle Funds                                 Portfolio Manager's Biography
--------------------------------------------------------------------------------


DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE STRATEGY FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON ALSO LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS, AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DAVID B. CARLSON

Notes to Performance                                                 (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2006. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
---------------------------------------------------------------------

             GE U.S. Equity Fund                            .30%
             GE Fixed Income Fund                           .20%
             GE International Equity Fund                   .70%
             GE Small-Cap Value Equity Fund                 .39%

*OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE
 LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2005. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

FINANCIAL HIGHLIGHTS
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                    GE CONSERVATIVE
                                                                                        STRATEGY
                                                                                          FUND

                                                                 9/30/05     9/30/04       9/30/03    9/30/02(C)      9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --          --            --           --         1/5/98

Net asset value, beginning of period .........................    $10.11     $  9.61       $  9.53     $  10.30      $  11.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................................      0.31        0.24          0.15         0.34          0.26
   Net realized and unrealized gains (losses)
      on investments .........................................      0.46        0.47          0.77        (0.69)(b)     (0.56)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............      0.77        0.71          0.92        (0.35)        (0.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................      0.31        0.21          0.84         0.26          0.36
   Net realized gains ........................................      --           --            --          0.16          0.31
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................      0.31        0.21          0.84         0.42          0.67
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............................    $10.57      $10.11       $  9.61     $   9.53      $  10.30
====================================================================================================================================

TOTAL RETURN(A) ..............................................      7.69%       7.50%        10.25%       (3.61)%       (3.08)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................    $2,873      $2,521        $2,625      $ 1,659       $12,663
   Ratios to average net assets:
      Net investment income ..................................      2.92%       2.12%         2.22%        3.25%         3.09%
      Net expenses* ..........................................      0.20%       0.20%         0.20%        0.20%         0.20%
      Gross expenses* ........................................      0.21%       0.21%         0.21%        0.21%         0.73%
   Portfolio turnover rate ...................................        20%         44%           30%          33%           63%
====================================================================================================================================

                                                                                          GE MODERATE
                                                                                           STRATEGY
                                                                                             FUND

                                                                   9/30/05     9/30/04      9/30/03   9/30/02(C)     9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --          --          --           --        1/5/98

Net asset value, beginning of period .........................     $  9.07   $    8.35    $   7.71     $   9.13     $  11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................................        0.25        0.13        0.14         0.33         0.29
   Net realized and unrealized gains (losses)
      on investments .........................................        0.74        0.72        0.81        (0.97)(b)    (1.31)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............        0.99        0.85        0.95        (0.64)       (1.02)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................        0.24        0.13        0.31         0.33         0.32
   Net realized gains ........................................         --          --          --          0.45         1.10
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................        0.24        0.13        0.31         0.78         1.42
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............................     $  9.82   $    9.07   $    8.35     $   7.71    $    9.13
================================================================================================================================

TOTAL RETURN(A) ..............................................       11.00%      10.21%      12.70%       (8.21)%     (10.03)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................     $16,969     $15,065     $13,962      $11,365      $35,442
   Ratios to average net assets:
      Net investment income ..................................        2.63%       1.42%       1.59%        3.60%        2.70%
      Net expenses* ..........................................        0.20%       0.20%       0.20%        0.20%        0.20%
      Gross expenses* ........................................        0.21%       0.21%       0.21%        0.21%        0.31%
   Portfolio turnover rate ...................................          11%         16%         22%          28%          25%
================================================================================================================================

                                                                                         GE AGGRESSIVE
                                                                                           STRATEGY
                                                                                             FUND

                                                                    9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --          --           --           --        1/5/98

Net asset value, beginning of period .........................      $  9.98     $  8.93     $   7.98     $   9.82     $  12.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................................         0.28        0.08         0.09         0.39         0.24
   Net realized and unrealized gains (losses)
      on investments .........................................         1.08        1.04         1.02        (1.35)(b)    (1.90)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............         1.36        1.12         1.11        (0.96)       (1.66)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................         0.27        0.07         0.16         0.37         0.24
   Net realized gains ........................................         --           --           --          0.51         0.77
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................         0.27        0.07         0.16         0.88         1.01
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............................       $11.07     $  9.98     $   8.93    $    7.98    $    9.82
===================================================================================================================================

TOTAL RETURN(A) ..............................................        13.72%      12.60%       14.14%      (11.37)%     (14.31)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................       $7,353      $6,200     $  5,439      $ 4,086      $10,445
   Ratios to average net assets:
      Net investment income ..................................         2.55%       0.78%        0.95%        3.95%        2.06%
      Net expenses* ..........................................         0.20%       0.20%        0.20%        0.20%        0.20%
      Gross expenses* ........................................         0.21%       0.21%        0.21%        0.21%        0.56%
   Portfolio turnover rate ...................................            6%         16%          19%          42%          31%
===================================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

See Notes to Financial Statements.

12 & 13

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Strategy Fund
September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................           27,723              $   795,389
GE Fixed Income Fund (Class A) .................................................          124,366                1,507,311
GE International Equity Fund (Class A) .........................................           21,933                  348,073
GE Small-Cap Value Equity Fund (Class A) .......................................            9,100                  142,871
GEI Short-Term Investment Fund .................................................           78,527                   78,527

TOTAL AFFILATED INVESTMENTS
   COST ($2,753,668) ...........................................................                                 2,872,171
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                     7,346
Liabilities ....................................................................                                    (6,389)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                       957
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $2,873,128
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 3,185,460
Undistributed net investment income ............................................                                    41,743
Accumulated net realized loss ..................................................                                  (472,578)
Net unrealized appreciation on Investments .....................................                                   118,503
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $2,873,128
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized) .....................                                   271,725
Net asset value, offering and redemption price per share .......................                                    $10.57

* Less than 0.1%

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Strategy Fund
September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          200,693             $  5,757,892
GE Fixed Income Fund (Class A) .................................................          462,439                5,604,757
GE International Equity Fund (Class A) .........................................          207,570                3,294,132
GE Small-Cap Value Equity Fund (Class A) .......................................          128,551                2,018,253
GEI Short-Term Investment Fund .................................................          300,288                  300,288

TOTAL AFFILIATED INVESTMENTS
   COST ($15,128,571) ..........................................................                                16,975,322
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    23,451
Liabilities ....................................................................                                   (29,868)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (6,417)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $16,968,905
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                19,987,560
Undistributed net investment income ............................................                                   141,666
Accumulated net realized loss ..................................................                                (5,007,072)
Net unrealized appreciation on Investments .....................................                                 1,846,751
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $16,968,905
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized) .....................                                 1,728,323
Net asset value, offering and redemption price per share .......................                                     $9.82

* Less than 0.1%

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Strategy Fund
September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.1%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................           96,600               $2,771,443
GE Fixed Income Fund (Class A) .................................................           95,704                1,159,933
GE International Equity Fund (Class A) .........................................          111,772                1,773,823
GE Small-Cap Value Equity Fund (Class A) .......................................           93,981                1,475,505
GEI Short-Term Investment Fund .................................................          177,146                  177,146

TOTAL AFFILIATED INVESTMENTS
   COST ($6,395,191) ...........................................................                                $7,357,850
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                     6,725
Liabilities ....................................................................                                   (11,566)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (4,841)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $7,353,009
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 8,179,399
Undistributed net investment income ............................................                                    27,408
Accumulated net realized loss ..................................................                                (1,816,457)
Net unrealized appreciation on Investments .....................................                                   962,659
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $7,353,009
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized) .....................                                   663,939
Net asset value, offering and redemption price per share .......................                                    $11.07

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2005

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends from affiliated investments ............     $  17,112               $  207,242                $133,327
      Interest from affiliated investments .............        70,079                  256,950                  54,460
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................        87,191                  464,192                 187,787
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................         5,603                   33,125                  13,680
      Transfer agent fees ..............................           287                      287                     287
      Trustees fees ....................................            84                      471                     171
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ................         5,974                   33,883                  14,138
------------------------------------------------------------------------------------------------------------------------------------
      Less: Fee reimbursed from
         transfer agent (See Note 2) ...................           (13)                     (13)                    (13)
      Less: Expenses waived or borne
         by the adviser ................................          (358)                    (745)                   (445)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................         5,603                   33,125                  13,680
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ............................        81,588                  431,067                 174,107
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN LOSS
   ON INVESTMENTS
       Realized gain on investments ....................        94,490                  318,605                 124,536
       Change in unrealized appreciation
         on investments ................................        21,150                  941,996                 578,649
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ................................       115,640                1,260,601                 703,185
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................      $197,228               $1,691,668                $877,292
====================================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  GE CONSERVATIVE
                                                                                     STRATEGY
                                                                                       FUND

                                                                         YEAR                       YEAR
                                                                        ENDED                      ENDED
                                                                        9/30/05                    9/30/04
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................................      $   81,588               $   63,916
      Net realized gain on investments .......................          94,490                  133,613
      Net increase in unrealized
         appreciation on investments .........................          21,150                   13,765
----------------------------------------------------------------------------------------------------------------
      Net increase from operations ...........................         197,228                  211,294
----------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................................         (77,981)                 (60,500)
----------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................................         (77,981)                 (60,500)
----------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ........................         119,247                  150,794
----------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........................       1,211,420                1,618,070
      Value of distributions reinvested ......................          77,981                   60,499
      Cost of shares redeemed ................................      (1,056,773)              (1,933,516)
----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ..................................         232,628                 (254,947)
----------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS .......................................         351,875                 (104,153)
----------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .........................................       2,521,253                2,625,406
----------------------------------------------------------------------------------------------------------------
   End of year ...............................................      $2,873,128               $2,521,253
================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ...............................................      $   41,743               $   38,136

CHANGES IN FUND SHARES

Shares sold by subscription ..................................         117,255                  162,439
Shares issued for distributions
   reinvested ................................................           7,593                    6,199
Shares redeemed ..............................................        (102,392)                (192,576)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......................          22,456                  (23,938)
================================================================================================================

                                                                                      GE MODERATE
                                                                                       STRATEGY
                                                                                         FUND

                                                                           YEAR                        YEAR
                                                                          ENDED                       ENDED
                                                                          9/30/05                     9/30/04
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................................       $   431,067                 $   216,984
      Net realized gain on investments .......................           318,605                      49,668
      Net increase in unrealized
         appreciation on investments .........................           941,996                   1,173,371
---------------------------------------------------------------------------------------------------------------------
      Net increase from operations ...........................         1,691,668                   1,440,023
---------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................................          (401,401)                   (214,732)
---------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................................          (401,401)                   (214,732)
---------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ........................         1,290,267                   1,225,291
---------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........................         3,606,114                   3,076,246
      Value of distributions reinvested ......................           401,401                     214,726
      Cost of shares redeemed ................................        (3,393,905)                 (3,412,972)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ..................................           613,610                    (122,000)
---------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS .......................................         1,903,877                   1,103,291
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .........................................        15,065,028                  13,961,737
---------------------------------------------------------------------------------------------------------------------
   End of year ...............................................       $16,968,905                 $15,065,028
=====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ...............................................       $   141,666                 $   112,000

CHANGES IN FUND SHARES

Shares sold by subscription ..................................           383,548                     344,720
Shares issued for distributions
   reinvested ................................................            42,476                      24,625
Shares redeemed ..............................................          (359,046)                   (380,086)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......................            66,978                     (10,741)
=====================================================================================================================

                                                                                      GE AGGRESSIVE
                                                                                        STRATEGY
                                                                                          FUND

                                                                               YEAR                     YEAR
                                                                              ENDED                    ENDED
                                                                              9/30/05                  9/30/04
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................................            $  174,107             $    50,337
      Net realized gain on investments .......................               124,536                  12,477
      Net increase in unrealized
         appreciation on investments .........................               578,649                 633,094
----------------------------------------------------------------------------------------------------------------
      Net increase from operations ...........................               877,292                 695,908
----------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................................              (166,117)                (45,254)
----------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................................              (166,117)                (45,254)
----------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ........................               711,175                  650,654
----------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........................             1,636,063               1,902,509
      Value of distributions reinvested ......................               166,117                  45,254
      Cost of shares redeemed ................................            (1,360,534)             (1,837,472)
----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ..................................               441,646                  110,291
----------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS .......................................             1,152,821                  760,945
----------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .........................................             6,200,188              5,439,243
----------------------------------------------------------------------------------------------------------------
   End of year ...............................................            $7,353,009             $6,200,188
================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ...............................................            $   27,408             $   19,418

CHANGES IN FUND SHARES

Shares sold by subscription ..................................               155,030                193,563
Shares issued for distributions
   reinvested ................................................                15,701                   4,743
Shares redeemed ..............................................              (128,351)               (186,036)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......................                42,380                  12,270
================================================================================================================

See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At September 30, 2005, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $  2,778,734          $   167,445            $  (74,008)         $     93,437
GE Moderate Strategy Fund                    15,935,551            2,003,720              (963,949)            1,039,771
GE Aggressive Strategy Fund                   6,678,430            1,002,442              (323,270)              679,172

                                        NET TAX APPRECIATION/    UNDISTRIBUTED         UNDISTRIBUTED
                                          (DEPRECIATION) ON         INCOME/           LONG-TERM GAIN/        POST OCTOBER
                                        DERIVATIVES, CURRENCY    (ACCUMULATED          (ACCUMULATED             LOSSES
                                        AND OTHER NET ASSETS    ORDINARY LOSS)         CAPITAL LOSS)      (SEE DETAIL BELOW)
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                   $ --               $  40,337          $    (446,106)             $ --
GE Moderate Strategy Fund                         --                 135,366             (4,193,792)               --
GE Aggressive Strategy Fund                       --                  23,824             (1,529,386)               --

As of September 30, 2005, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $89,799; $194,342 and $92,965, respectively.

FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $   446,106      09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund           3,781,992      09/30/11
                                      411,800      09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund         1,393,506      09/30/11
                                      136,128      09/30/12

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2004.

The tax composition of distributions paid during the year ended September 30, 2005 and September 30, 2004 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2005
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Strategy Fund    $  77,981          $ --
GE Moderate Strategy Fund          401,401            --
GE Aggressive Strategy Fund        166,117            --

                                 YEAR ENDED SEPTEMBER 30, 2004
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
-------------------------------------------------------------

GE Conservative Strategy Fund    $  60,500         $ --
GE Moderate Strategy Fund          214,732           --
GE Aggressive Strategy Fund         45,254           --

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended September 30, 2005 were as follows:

                     UNDISTRIBUTED    ACCUMULATED
                     NET INVESTMENT   NET REALIZED    PAID IN
                         INCOME           LOSS        CAPITAL
--------------------------------------------------------------------------------
 GE Moderate
  Strategy Fund          $  --              $6          $(6)

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest earned by the GE Fixed Income Fund and short-term investment of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed their Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc.
(PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund Complex. For the year ended September 30, 2005, PFPC paid $39 of those conversion expenses related to the GE LifeStyle Strategy Funds.

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


3.   FEES AND COMPENSATION PAID
     TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2005, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended September 30, 2005, were as follows:

                                  PURCHASES        SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund   $   768,880   $   551,732
GE Moderate Strategy Fund         2,484,813     1,743,114
GE Aggressive Strategy Fund         839,739       367,096

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2005.

                               5% OR GREATER SHAREHOLDERS
                               --------------------------
                                                 % OF
                                 NUMBER        FUND HELD
--------------------------------------------------------------------------------
GE Conservative Strategy Fund       3              100%
GE Moderate Strategy Fund           2               96%
GE Aggressive Strategy Fund         3              100%

Investment activities of these shareholders could have a material impact on these Funds.

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


6. OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Value Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                             GE U.S. EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/05        9/30/04        9/30/03       9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                              --              --              --             --           1/5/93
Net asset value, beginning of period ...............        $26.41         $24.19         $20.31        $25.00         $32.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ........................          0.36           0.20           0.16          0.13           0.13
  Net realized and unrealized
   gains (losses) on investments ...................          2.11           2.19           3.91         (4.49)         (5.52)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............................          2.47           2.39           4.07         (4.36)         (5.39)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ............................          0.19           0.17           0.19          0.09           0.12
  Net realized gains ...............................          --              --              --          0.24           1.94
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................          0.19           0.17           0.19          0.33           2.06
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................        $28.69         $26.41         $24.19        $20.31         $25.00
====================================================================================================================================

TOTAL RETURN (A) ...................................          9.40%          9.87%         20.09%       (17.78%)       (17.71%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........      $339,327       $337,920       $315,980      $251,251       $285,417
  Ratios to average net assets:
   Net investment income ...........................          1.28%          0.77%          0.72%         0.53%          0.43%
   Net expenses ....................................          0.78%          0.78%          0.83%         0.87%          0.87%
   Gross expenses ..................................          0.78%          0.78%          0.83%         0.87%          0.88%
  Portfolio turnover rate ..........................           36%             29%            26%           41%            53%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

                                                                            GE FIXED INCOME FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/05        9/30/04        9/30/03        9/30/02       9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --            --              --             --         1/5/93
Net asset value, beginning of period ...................    $12.56         $12.78         $12.75         $12.41        $11.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ............................      0.48           0.41           0.41           0.55          0.67
  Net realized and unrealized
   gains (losses) on investments .......................     (0.22)         (0.04)          0.16           0.35          0.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ................................      0.26           0.37           0.57           0.90          1.39
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................................      0.47           0.42           0.44           0.56          0.70
  Net realized gains ...................................      0.23           0.17           0.10           --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................................      0.70           0.59           0.54           0.56          0.70
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........................    $12.12         $12.56         $12.78         $12.75        $12.41
====================================================================================================================================
TOTAL RETURN (A) .......................................      2.11%          2.99%          4.58%          7.62%        12.12%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .............  $142,688       $153,014       $167,091       $143,442      $129,413
  Ratios to average net assets:
   Net investment income ...............................      3.85%          3.30%          3.20%          4.45%         5.54%
   Net expenses ........................................      0.80%          0.78%          0.78%          0.80%         0.80%
   Gross expenses ......................................      0.81%          0.79%          0.78%          0.82%         0.81%
  Portfolio turnover rate ..............................       311%           363%           381%           308%          270%
------------------------------------------------------------------------------------------------------------------------------------

                                                                        GE INTERNATIONAL EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/05        9/30/04        9/30/03        9/30/02       9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --            --              --             --         3/2/94
Net asset value, beginning of period ...................    $12.73         $10.58          $9.41         $11.87        $19.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ............................      0.14           0.09           0.07           0.06          0.11
  Net realized and unrealized
   gains (losses) on investments .......................      3.07           2.11           1.17          (2.44)        (5.64)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................................      3.21           2.20           1.24          (2.38)        (5.53)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................................      0.07           0.05           0.07           0.08           --
  Net realized gains ...................................      --              --             --             --           1.84
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................................      0.07           0.05           0.07           0.08          1.84
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........................    $15.87         $12.73         $10.58          $9.41        $11.87
====================================================================================================================================
TOTAL RETURN (A) .......................................     25.32%         20.88%         13.18%        (20.28%)      (31.34%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .............   $28,881        $23,144        $19,694        $19,773       $33,328
  Ratios to average net assets:
   Net investment income ...............................      0.97%          0.69%          0.75%          0.50%         0.71%
   Net expenses ........................................      1.42%          1.58%          1.51%          1.35%         1.34%
   Gross expenses                                             1.43%          1.58%          1.51%          1.38%         1.34%
  Portfolio turnover rate ..............................        66%            31%            68%            53%           68%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

                                                                       GE SMALL-CAP VALUE EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/05        9/30/04        9/30/03        9/30/02       9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                  --             --             --             --       9/30/98
Net asset value, beginning of period ..................     $14.87         $12.67         $11.49         $13.74        $13.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ....................       0.04          (0.06)         (0.01)         (0.01)         0.05
  Net realized and unrealized
    gains (losses) on investments .....................       2.89           2.26           1.19          (0.11)         0.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................       2.93           2.20           1.18          (0.12)         0.61
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................         --             --             --           0.05            --
  Net realized gains ..................................       2.10             --             --           2.08          0.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................       2.10             --             --           2.13          0.47
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........................     $15.70         $14.87         $12.67         $11.49        $13.74
====================================================================================================================================
TOTAL RETURN (A) ......................................      20.87%         17.36%         10.27%         (2.92%)        4.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............    $56,235        $48,852        $51,902        $44,547       $32,918
  Ratios to average net assets:
   Net investment income (loss) .......................       0.26%         (0.38%)        (0.06%)        (0.05%)        0.36%
   Net expenses .......................................       1.21%          1.24%          1.24%          1.15%         1.12%
   Gross expenses .....................................       1.21%          1.25%          1.24%          1.17%         1.17%
  Portfolio turnover rate .............................         34%            93%           122%           138%          146%
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees
GE Lifestyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, each a series of GE LifeStyle Funds, including the schedule of investments, as of September 30, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the transfer agent of the Underlying Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, as of September 30, 2005, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Boston, Massachusetts
November 18, 2005

Tax Information  (unaudited)
--------------------------------------------------------------------------------


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The Board of Trustees, including the independent trustees, of the GE LifeStyle Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004.

In considering whether to approve the investment advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the advisory agreements, the independent trustees reviewed the proposed continuance of each agreement with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM, and the independent trustees concurred that GEAM provides high quality advisory and administrative services because of the level of asset allocation expertise and the resources, analysis and other services, such as performance, risk and style consistency monitoring, provided to the Funds. The independent trustees specifically noted that these services were in addition to the services provided by GEAM to the underlying funds in which the Funds invest. They also considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the process used for compliance activities, and the quality of the investment professionals employed by GEAM. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM discussed in detail its investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes many of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM in concluding that the contractual advisory fees are reasonable for the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory agreement was in the best interest of the shareholders of each affected Fund.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    59

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGER

  GE LIFESTYLE FUNDS
  David B. Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
  Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David B. Carlson

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER

  John H. Myers, CHIEF EXECUTIVE OFFICER
  David B. Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

                     [This page intentionally left blank.]

34


GE LifeStyle Funds


GE ALLOCATION FUNDS
-------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND


ANNUAL REPORT

SEPTEMBER 30, 2005


[LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents

PERFORMANCE SUMMARY


     GE Conservative Allocation Fund ....................................      1


     GE Moderate Allocation Fund ........................................      4


     GE Aggressive Allocation Fund ......................................      7


     Portfolio Manager's Biography ......................................     10


NOTES TO PERFORMANCE ....................................................     11


FINANCIAL STATEMENTS

     Financial Highlights ...............................................     12


     Statements of Net Assets ...........................................     14


     Statements of Operations ...........................................     17


     Statements of Changes in Net Assets ................................     18


     Notes to Financial Statements ......................................     19


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................     26


TAX INFORMATION .........................................................     27


ADVISORY AGREEMENT RENEWAL ..............................................     28


ADDITIONAL INFORMATION ..................................................     30


INVESTMENT TEAM .........................................................     33



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

           GE Conservative     MSCI EAFE                     LB Aggregate                     Russell 2000      Composite
           Allocation Fund       Index       S&P 500 Index    Bond Index     90 Day T-Bill       Index         Index (C)
---------------------------------------------------------------------------------------------------------------------------
12/31/98   10,000.00       10,000.00        10,000.00       10,000.00       10,000.00        10,000.00       10,000.00
03/99      10,160.00       10,139.15        10,496.48        9,950.49       10,111.29         9,452.92       10,104.40
09/99      10,270.00       10,853.10        10,535.63        9,929.98       10,345.68        10,229.68       10,242.71
03/00      11,258.67       12,683.07        12,403.62       10,136.68       10,623.84        12,974.83       11,217.09
09/00      11,279.16       11,198.23        11,930.93       10,624.14       10,940.23        12,638.12       11,213.04
03/01      11,189.72        9,401.22         9,693.12       11,406.89       11,240.76        11,002.57       10,723.26
09/01      10,943.67        7,985.43         8,750.33       12,000.27       11,433.77         9,965.69       10,483.26
03/02      11,522.72        8,585.74         9,713.04       12,016.93       11,539.37        12,555.93       11,044.71
09/02      10,584.27        6,745.38         6,957.39       13,031.86       11,636.64         9,048.74       10,087.57
03/03      10,731.61        6,590.88         7,308.30       13,421.21       11,708.97         9,176.59       10,390.98
09/03      11,680.67        8,499.74         8,657.77       13,736.86       11,766.46        12,356.64       11,564.28
03/04      12,624.53       10,383.16         9,876.58       14,146.64       11,823.06        15,034.07       12,620.57
09/04      12,594.80       10,376.56         9,858.86       14,242.11       11,899.34        14,675.94       12,651.17
03/05      13,080.68       11,946.41        10,537.49       14,309.03       12,041.64        15,847.84       13,207.64
09/05      13,557.74       13,053.17        11,066.71       14,640.18       12,236.82        17,302.59       13,780.76


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/05*
--------------------------------------------------------------------------------
                                   TARGET      ACTUAL
GE Fixed Income Fund                53.0%       53.0%
GE U.S. Equity Fund                 28.0%       27.6%
GE International Equity Fund        13.0%***    12.3%
GE Small-Cap Value Equity Fund       5.0%        5.0%
Other                                1.0%****    2.1%
--------------------------------------------------------------------------------
Total                              100.0%      100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2005
--------------------------------------------------------------------------------
                          ONE         FIVE        SINCE
                          YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND        7.65%       3.75%        4.61%
MSCI EAFE Index          25.79%       3.11%        4.03%
S&P 500 Index            12.25%      -1.49%        1.51%
LB Aggregate Bond Index   2.80%       6.11%        5.81%
90 Day T-Bill             2.74%       2.25%        3.09%
Russell 2000 Index       17.90%       6.48%        8.46%
Composite Index (C)**     8.93%       4.21%        4.87%
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.
***  TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 12.0% TO 13.0%.
**** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 2.0% TO 1.0%.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Allocation Fund returned 7.65% for the twelve-month period ended September 30, 2005. The Fund's Composite Index returned 8.93% and the Lipper peer group of 629 Balanced Funds returned 9.78% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Fund's exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark. The energy sector contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed. As commodity prices

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------


advanced, avoiding chemical companies pressured by high input costs also contributed to materials sector strength. However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund. Though underperforming its benchmark, the GE International Equity Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. The GE Small-Cap Value Equity Fund outperformed its benchmark. Strong stock selection combined with disciplined buying and selling was imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2005 - SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,036.47                        1.02
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.79                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 3.65%

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

               GE Moderate         MSCI EAFE                         LB Aggregate                      Russell 2000       Composite
             Allocation Fund         Index        S&P 500 Index       Bond Index      90 Day T-Bill        Index         Index (M)
------------------------------------------------------------------------------------------------------------------------------------
12/31/98     10,000.00         10,000.00         10,000.00          10,000.00        10,000.00        10,000.00        10,000.00
03/99        10,240.00         10,139.15         10,496.48           9,950.49        10,111.29         9,452.92        10,159.13
09/99        10,390.00         10,853.10         10,535.63           9,929.98        10,345.68        10,229.68        10,444.35
03/00        11,761.17         12,683.07         12,403.62          10,136.68        10,623.84        12,974.83        11,866.90
09/00        11,465.61         11,198.23         11,930.93          10,624.14        10,940.23        12,638.12        11,542.19
03/01        10,948.88          9,401.22          9,693.12          11,406.89        11,240.76        11,002.57        10,470.26
09/01        10,335.83          7,985.43          8,750.33          12,000.27        11,433.77         9,965.69         9,829.15
03/02        11,210.23          8,585.74          9,713.04          12,016.93        11,539.37        12,555.93        10,772.68
09/02         9,504.08          6,745.38          6,957.39          13,031.86        11,636.64         9,048.74         9,048.52
03/03         9,542.36          6,590.88          7,308.30          13,421.21        11,708.97         9,176.59         9,330.82
09/03        10,712.99          8,499.74          8,657.77          13,736.86        11,766.46        12,356.64        10,908.03
03/04        11,896.59         10,383.16          9,876.58          14,146.64        11,823.06        15,034.07        12,303.75
09/04        11,824.42         10,376.56          9,858.86          14,242.11        11,899.34        14,675.94        12,295.88
03/05        12,545.39         11,946.41         10,537.49          14,309.03        12,041.64        15,847.84        13,074.74
09/05        13,163.39         13,053.17         11,066.71          14,640.18        12,236.82        17,302.59        13,792.23

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/05*
--------------------------------------------------------------------------------
                                    TARGET      ACTUAL
GE U.S. Equity Fund                  34.0%       33.2%
GE Fixed Income Fund                 33.0%       32.7%
GE International Equity Fund         20.0%***    20.3%
GE Small-Cap Value Equity Fund       12.0%       11.8%
Other                                 1.0%****    2.0%
--------------------------------------------------------------------------------
Total                               100.0%      100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2005
--------------------------------------------------------------------------------
                             ONE        FIVE        SINCE
                            YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND        11.32%       2.80%       4.16%
MSCI EAFE Index           25.79%       3.11%       4.03%
S&P 500 Index             12.25%      -1.49%       1.51%
LB Aggregate Bond Index    2.80%       6.11%       5.81%
90 Day T-Bill              2.74%       2.25%       3.09%
Russell 2000 Index        17.90%       6.48%       8.46%
Composite Index (M)**     12.17%       3.63%       4.88%
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.
***  TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 19.0% TO 20.0%.
**** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 2.0% TO 1.0%.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Allocation Fund returned 11.32% for the twelve-month period ended September 30, 2005. The Fund's Composite Index returned 12.17% and the Lipper peer group of 95 Global Flexible Portfolio Funds returned 15.94% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to core equity and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark. The energy sector contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed. As commodity prices advanced, avoiding chemical companies pressured by high input costs also contributed to materials sector strength. However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues. The GE Fixed Income Fund slightly underperformed its benchmark for the period. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------


2-year and 10-year Treasury note yields narrowed by 135 basis points. The Fund's exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund. Though underperforming its benchmark, the GE International Equity Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. The GE Small-Cap Value Equity Fund outperformed its benchmark. Strong stock selection combined with disciplined buying and selling was imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,049.26                        1.02
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 4.93%

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

             GE Aggressive      MSCI EAFE                    LB Aggregate                      Russell 2000        Composite
            Allocation Fund       Index      S&P 500 Index    Bond Index      90 Day T-Bill       Index           Index (A)
------------------------------------------------------------------------------------------------------------------------------
12/31/98    10,000.00       10,000.00       10,000.00       10,000.00        10,000.00        10,000.00         10,000.00
03/99       10,340.00       10,139.15       10,496.48        9,950.49        10,111.29         9,452.92         10,175.90
09/99       10,560.00       10,853.10       10,535.63        9,929.98        10,345.68        10,229.68         10,589.59
03/00       12,325.49       12,683.07       12,403.62       10,136.68        10,623.84        12,974.83         12,428.09
09/00       11,788.72       11,198.23       11,930.93       10,624.14        10,940.23        12,638.12         11,835.99
03/01       10,920.34        9,401.22        9,693.12       11,406.89        11,240.76        11,002.57         10,286.08
09/01       10,073.80        7,985.43        8,750.33       12,000.27        11,433.77         9,965.69          9,348.81
03/02       11,234.38        8,585.74        9,713.04       12,016.93        11,539.37        12,555.93         10,586.75
09/02        8,967.89        6,745.38        6,957.39       13,031.86        11,636.64         9,048.74          8,291.54
03/03        8,889.78        6,590.88        7,308.30       13,421.21        11,708.97         9,176.59          8,535.32
09/03       10,265.31        8,499.74        8,657.77       13,736.86        11,766.46        12,356.64         10,394.88
03/04       11,663.46       10,383.16        9,876.58       14,146.64        11,823.06        15,034.07         12,046.12
09/04       11,560.14       10,376.56        9,858.86       14,242.11        11,899.34        14,675.94         12,000.07
03/05       12,457.24       11,946.41       10,537.49       14,309.03        12,041.64        15,847.84         12,951.22
09/05       13,187.94       13,053.17       11,066.71       14,640.18        12,236.82        17,302.59         13,793.03


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/05*
--------------------------------------------------------------------------------
                                    TARGET     ACTUAL
GE U.S. Equity Fund                 38.0%       36.8%
GE International Equity Fund        24.0%       24.9%
GE Small-Cap Value Equity Fund      21.0%***    20.4%
GE Fixed Income Fund                16.0%       15.4%
Other                                1.0%****    2.5%
--------------------------------------------------------------------------------
Total                              100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2005
--------------------------------------------------------------------------------
                             ONE        FIVE        SINCE
                            YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE
   ALLOCATION  FUND        14.08%       2.27%       4.18%
MSCI EAFE Index            25.79%       3.11%       4.03%
S&P 500 Index              12.25%      -1.49%       1.51%
LB Aggregate Bond Index     2.80%       6.11%       5.81%
90 Day T-Bill               2.74%       2.25%       3.09%
Russell 2000 Index         17.90%       6.48%       8.46%
Composite Index (A)**      14.94%       3.11%       4.88%
--------------------------------------------------------------------------------

*   AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.
*** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 20.0% TO 21.0%.
**** TARGET ALLOCATION CHANGED IN SEPTEMBER 2005 FROM 2.0% TO 1.0%.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Allocation Fund returned 14.08% for the twelve-month period ended September 30, 2005. The Fund's Composite Index returned 14.94% and the Lipper peer group of 61 Global Multi-Cap Core Funds returned 18.39% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 57% of the Fund, with 37% allocated to core equity and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 15% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark. The energy sector contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed. As commodity prices advanced, avoiding chemical companies pressured by high input costs also contributed to materials sector strength. However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------


global companies that are held within the Fund. Though underperforming its benchmark, the GE International Equity Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. The GE Small-Cap Value Equity Fund outperformed its benchmark. Strong stock selection combined with disciplined buying and selling was imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory. The GE Fixed Income Fund slightly underperformed its benchmark for the period. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Fund's exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,058.66                        1.02
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.79                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 5.87%

GE LifeStyle Funds                                 Portfolio Manager's Biography
--------------------------------------------------------------------------------


DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE ALLOCATION FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON ALSO LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS, AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DAVID B. CARLSON

Notes to Performance (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2006. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.


           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
--------------------------------------------------------------------------------
             GE U.S. Equity Fund                            .30%
             GE Fixed Income Fund                           .20%
             GE International Equity Fund                   .70%
             GE Small-Cap Value Equity Fund                 .39%

*OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE
 LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2005. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

FINANCIAL HIGHLIGHTS
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                    GE CONSERVATIVE
                                                                                       ALLOCATION
                                                                                          FUND

                                                                 9/30/05     9/30/04       9/30/03    9/30/02(C)     9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --          --            --           --       12/31/98

Net asset value, beginning of period ........................    $  8.47     $  8.00       $  8.91       $10.23      $  11.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .......................................       0.27        0.18          0.26         0.53          0.63
Net realized and unrealized gains (losses)
   on investments ...........................................       0.37        0.44          0.54        (0.79)(b)     (0.93)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..............       0.64        0.62          0.80        (0.26)        (0.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................       0.30        0.15          1.71         0.57          0.39
   Net realized gains .......................................        --          --            --          0.49          0.09
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................................       0.30        0.15          1.71         1.06          0.48
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............................      $8.81     $  8.47       $  8.00      $  8.91      $  10.23
====================================================================================================================================
TOTAL RETURN (A) ............................................       7.65%       7.83%        10.36%       (3.28)%       (2.97)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................     $1,607      $1,410        $1,104      $   970       $13,256
   Ratios to average net assets:
     Net investment income ..................................       3.17%       2.30%         2.56%        5.21%         3.62%
     Net expenses* ..........................................       0.20%       0.20%         0.20%        0.20%         0.20%
     Gross expenses*                                                0.22%       0.21%         0.21%        0.24%         0.33%
   Portfolio turnover rate ..................................         33%         22%           30%          29%           21%
====================================================================================================================================

                                                                                         GE MODERATE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                    9/30/05     9/30/04      9/30/03     9/30/02      9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --          --          --          --      12/31/98

Net asset value, beginning of period ........................       $  9.83     $  9.06     $  8.30       $ 9.61      $11.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .......................................          0.30        0.16        0.17         0.36        0.38
Net realized and unrealized gains (losses)
   on investments ...........................................          0.80        0.77        0.86        (1.05)      (1.43)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..............          1.10        0.93        1.03        (0.69)      (1.05)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................          0.28        0.16        0.27         0.41        0.31
   Net realized gains .......................................           --          --          --          0.21        0.28
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................................          0.28        0.16        0.27         0.62        0.59
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............................        $10.65     $  9.83     $  9.06       $ 8.30     $  9.61
=================================================================================================================================
TOTAL RETURN (A) ............................................         11.32%      10.37%      12.72%       (8.05)%     (9.85)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................        $8,708      $8,087      $6,957       $6,442      $9,718
   Ratios to average net assets:
     Net investment income ..................................          2.89%       1.61%       1.91%        3.77%       3.01%
     Net expenses* ..........................................          0.20%       0.20%       0.20%        0.20%       0.20%
     Gross expenses*                                                   0.21%       0.21%       0.21%        0.21%       0.46%
   Portfolio turnover rate ..................................            10%         11%         28%          23%         24%
=================================================================================================================================

                                                                                      GE AGGRESSIVE
                                                                                       ALLOCATION
                                                                                          FUND

                                                                  9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --           --           --           --     12/31/98

Net asset value, beginning of period ........................      $10.07      $  9.03     $  8.23      $  9.52      $11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .......................................        0.29         0.10        0.12         0.41        0.32
Net realized and unrealized gains (losses)
   on investments ...........................................        1.11         1.03        1.04        (1.40)      (1.94)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..............        1.40         1.13        1.16        (0.99)      (1.62)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................        0.28         0.09        0.36         0.30        0.24
   Net realized gains .......................................         --           --          --           --         0.26
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................................        0.28         0.09        0.36         0.30        0.50
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............................      $11.19       $10.07     $  9.03      $  8.23     $  9.52
=================================================================================================================================
TOTAL RETURN (A) ............................................       14.08%       12.61%      14.47%      (10.98)%    (14.55)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................      $9,549       $8,113      $7,047       $6,471      $9,719
   Ratios to average net assets:
     Net investment income ..................................        2.69%        0.98%       1.25%        4.24%       2.47%
     Net expenses* ..........................................        0.20%        0.20%       0.20%        0.20%       0.20%
     Gross expenses*                                                 0.21%        0.21%       0.21%        0.21%       0.41%
   Portfolio turnover rate ..................................           2%           8%         21%          27%         21%
=================================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).


See Notes to Financial Statements.

12 & 13

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Allocation Fund
September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................           15,474              $   443,018
GE Fixed Income Fund (Class Y) .................................................           70,285                  851,147
GE International Equity Fund (Class Y) .........................................           12,322                  197,279
GE Small-Cap Value Equity Fund (Class Y) .......................................            5,029                   80,420
GEI Short Term Investment Fund .................................................           32,513                   32,513

TOTAL AFFILIATED INVESTMENTS
   COST ($1,533,321) ...........................................................                                $1,604,377
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                     6,194
Liabilities ....................................................................                                    (3,779)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                     2,415
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $1,606,792
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 2,755,966
Undistributed net investment income ............................................                                    24,183
Accumulated net realized loss ..................................................                                (1,244,413)
Net unrealized appreciation on Investments .....................................                                    71,056

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $1,606,792
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized) .....................                                   182,388
Net asset value, offering and redemption price per share .......................                                     $8.81

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Allocation Fund
September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.1%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          101,114              $ 2,894,902
GE Fixed Income Fund (Class Y) .................................................          235,179                2,848,022
GE International Equity Fund (Class Y) .........................................          110,422                1,767,857
GE Small-Cap Value Equity Fund (Class Y) .......................................           64,162                1,025,941
GEI Short-Term Investment Fund .................................................          179,878                  179,878

TOTAL AFFILIATED INVESTMENTS
   COST ($7,971,919) ...........................................................                                $8,716,600
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    11,486
Liabilities ....................................................................                                   (20,533)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (9,047)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $8,707,553
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 9,667,698
Undistributed net investment income ............................................                                    77,973
Accumulated net realized loss ..................................................                                (1,782,799)
Net unrealized appreciation on Investments .....................................                                   744,681
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $8,707,553
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized) .....................                                   817,885
Net asset value, offering and redemption price per share .......................                                    $10.65

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Allocation Fund
September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.1%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          122,682              $ 3,512,381
GE Fixed Income Fund (Class Y) .................................................          121,771                1,474,646
GE International Equity Fund (Class Y) .........................................          148,216                2,372,939
GE Small-Cap Value Equity Fund (Class Y) .......................................          121,966                1,950,232
GEI Short-Term Investment Fund .................................................          246,229                  246,229

TOTAL AFFILIATED INVESTMENTS
   COST ($8,781,107) ...........................................................                                $9,556,427
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                     6,549
Liabilities ....................................................................                                   (13,706)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (7,157)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $9,549,270
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                11,341,376
Undistributed net investment income ............................................                                    36,709
Accumulated net realized loss ..................................................                                (2,604,135)
Net unrealized appreciation on Investments .....................................                                   775,320
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $9,549,270
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized) .....................                                   853,400
Net asset value, offering and redemption price per share .......................                                    $11.19

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2005

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
    Dividends from affiliated investments ...............     $ 11,140                 $119,925              $  181,539
    Interest from affiliated investments ................       40,566                  139,901                  74,826
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME ......................................       51,706                  259,826                 256,365
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
       Advisory and administration fees .................        3,061                   16,787                  17,753
       Transfer agent fees ..............................          309                      309                     309
       Trustees fees ....................................           40                      244                     248
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT .................        3,410                   17,340                  18,310
------------------------------------------------------------------------------------------------------------------------------------
    Less: Expenses reimbursed
      by transfer agent .................................          (13)                     (13)                    (13)
    Less: Expenses waived or borne
      by the adviser ....................................         (336)                    (540)                   (544)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................        3,061                   16,787                  17,753
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME .............................       48,645                  243,039                 238,612
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
       Realized gain on investments .....................       48,417                   46,512                  84,175
       Change in unrealized appreciation
         on investments .................................       18,231                  600,005                 827,975
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      on investments ....................................       66,648                  646,517                 912,150
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................     $115,293                 $889,556              $1,150,762
====================================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 GE CONSERVATIVE                         GE MODERATE
                                                                   ALLOCATION                            ALLOCATION
                                                                      FUND                                  FUND

                                                           YEAR                  YEAR               YEAR             YEAR
                                                           ENDED                ENDED              ENDED            ENDED
                                                           9/30/05              9/30/04            9/30/05          9/30/04
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   OPERATIONS:
      Net investment income ........................    $   48,645          $   30,013            $ 243,039       $  125,146
      Net realized gain (loss)
         on investments ............................        48,417              14,256               46,512         (124,499)
      Net increase in unrealized
         appreciation on investments ...............        18,231              41,568              600,005          718,907
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations .................       115,293              85,837              889,556          719,554
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ........................       (50,599)            (20,920)            (226,973)        (123,802)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................       (50,599)            (20,920)            (226,973)        (123,802)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..............        64,694              64,917              662,583          595,752
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .................       637,670             412,967              902,392        1,738,753
      Value of distributions reinvested ............        50,599              20,919              226,973          123,802
      Cost of shares redeemed ......................      (555,938)           (193,136)          (1,170,946)      (1,328,287)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ........................       132,331             240,750              (41,581)         534,268
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS .................       197,025             305,667              621,002        1,130,020
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year ...............................     1,409,767           1,104,100            8,086,551        6,956,531
------------------------------------------------------------------------------------------------------------------------------------
   End of year .....................................    $1,606,792          $1,409,767           $8,707,553       $8,086,551
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .............................       $24,183             $26,137              $77,973          $61,907

CHANGES IN FUND SHARES

Shares sold by subscription ........................        73,864              49,171               88,253          177,585
Shares issued for distributions
   reinvested ......................................         5,911               2,560               22,209           13,115
Shares redeemed ....................................       (63,880)            (23,223)            (114,840)        (136,023)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .............        15,895              28,508               (4,378)          54,677
====================================================================================================================================

                                                                   GE AGGRESSIVE
                                                                     ALLOCATION
                                                                        FUND

                                                          YEAR                        YEAR
                                                          ENDED                      ENDED
                                                          9/30/05                    9/30/04
-------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   OPERATIONS:
      Net investment income ........................    $  238,612                  $   78,305
      Net realized gain (loss)
         on investments ............................        84,175                    (125,245)
      Net increase in unrealized
         appreciation on investments ...............       827,975                     938,645
-------------------------------------------------------------------------------------------------
      Net increase from operations .................     1,150,762                     891,705
-------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ........................      (228,178)                    (74,201)
-------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ............................      (228,178)                    (74,201)
-------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..............       922,584                     817,504
-------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .................     1,057,541                   1,292,830
      Value of distributions reinvested ............       228,178                      74,200
      Cost of shares redeemed ......................      (772,195)                 (1,118,704)
-------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ........................       513,524                     248,326
-------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS .................     1,436,108                   1,065,830
-------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year ...............................     8,113,162                   7,047,332
-------------------------------------------------------------------------------------------------
   End of year .....................................    $9,549,270                  $8,113,162
=================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .............................       $36,709                     $26,275

CHANGES IN FUND SHARES

Shares sold by subscription ........................        98,761                     129,349
Shares issued for distributions
   reinvested ......................................        21,385                      7,705
Shares redeemed ....................................       (72,776)                   (111,786)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .............        47,370                      25,268
=================================================================================================

See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At September 30, 2005, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund              $1,555,505           $  98,753            $   (49,881)          $   48,872
GE Moderate Allocation Fund                   8,869,197             819,639               (972,236)            (152,597)
GE Aggressive Allocation Fund                 9,521,501             822,561               (787,635)              34,926



                                        NET TAX APPRECIATION/    UNDISTRIBUTED         UNDISTRIBUTED
                                          (DEPRECIATION) ON         INCOME/           LONG-TERM GAIN/        POST OCTOBER
                                        DERIVATIVES, CURRENCY    (ACCUMULATED          (ACCUMULATED             LOSSES
                                        AND OTHER NET ASSETS    ORDINARY LOSS)         CAPITAL LOSS)      (SEE DETAIL BELOW)
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                 $ --                 $23,480            $(1,221,526)             $ --
GE Moderate Allocation Fund                      --                   74,130               (881,678)               --
GE Aggressive Allocation Fund                    --                   32,006             (1,859,038)               --

As of September 30, 2005, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $18,619 and $35,343, respectively.

FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------

GE Conservative Allocation Fund   $   149,813      09/30/10
                                    1,019,232      09/30/11
                                       50,646      09/30/12
                                        1,835      09/30/13
--------------------------------------------------------------------------------
GE Moderate Allocation Fund            34,764      09/30/10
                                      442,772      09/30/11
                                      404,142      09/30/12
--------------------------------------------------------------------------------
GE Aggressive Allocation Fund         812,546      09/30/10
                                      588,067      09/30/11
                                      458,425      09/30/12

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2004.

The tax composition of distributions paid during the year ended September 30, 2005, and September 30, 2004 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2005
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Allocation Fund  $  50,599         $ --
GE Moderate Allocation Fund        226,973           --
GE Aggressive Allocation Fund      228,178           --

                                 YEAR ENDED SEPTEMBER 30, 2004
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Allocation Fund   $ 20,920          $ --
GE Moderate Allocation Fund        123,802            --
GE Aggressive Allocation Fund       74,201            --

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the year ended September 30, 2005.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest earned by the GE Fixed Income Fund and short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed their Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc.
(PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund Complex. For the year ended September 30, 2005, PFPC paid $39 of those conversion expenses related to the GE LifeStyle Allocation Funds.


3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2005, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended September 30, 2005, were as follows:

                                   PURCHASES       SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund    $630,269     $ 492,880
GE Moderate Allocation Fund         871,196       819,917
GE Aggressive Allocation Fund       709,394       153,588

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2005 are:

                  5% OR GREATER SHAREHOLDERS
                  --------------------------
                                  % OF             % OF FUND HELD
                     NUMBER     FUND HELD         BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Allocation Fund       4           94%                 94%
GE Moderate
  Allocation Fund       4           99%                 99%
GE Aggressive
  Allocation Fund       3           97%                 97%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


6. OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Value Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                            GE U.S. EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/05        9/30/04        9/30/03       9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                  --             --             --            --       11/29/93
Net asset value, beginning of period ...................    $26.35         $24.14         $20.26        $24.94         $32.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ............................      0.44           0.27           0.22          0.20           0.20
  Net realized and unrealized
   gains (losses) on investments .......................      2.10           2.17           3.91         (4.49)         (5.50)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................................      2.54           2.44           4.13         (4.29)         (5.30)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................................      0.27           0.23           0.25          0.15           0.20
  Net realized gains ...................................        --             --             --          0.24           1.94
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................................      0.27           0.23           0.25          0.39           2.14
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........................    $28.62         $26.35         $24.14        $20.26         $24.94
====================================================================================================================================

TOTAL RETURN (A) .......................................      9.68%         10.13%         20.47%       (17.58%)       (17.50%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $306,532       $346,807       $307,727      $243,957       $288,666
  Ratios to average net assets:
   Net investment income ...............................      1.56%          1.02%          0.97%         0.78%          0.68%
   Net expenses ........................................      0.53%          0.53%          0.58%         0.62%          0.62%
   Gross expenses ......................................      0.53%          0.53%          0.58%         0.62%          0.63%
  Portfolio turnover rate ..............................        36%            29%            26%           41%            53%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

                                                                           GE FIXED INCOME FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/05        9/30/04        9/30/03        9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --             --             --            --         11/29/93
Net asset value, beginning of period ..................    $12.55         $12.77         $12.75        $12.40          $11.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........................      0.51           0.44           0.44          0.59            0.70
  Net realized and unrealized
   gains (losses) on investments ......................     (0.22)         (0.04)          0.15          0.35            0.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ...............................      0.29           0.40           0.59          0.94            1.42
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.50           0.45           0.47          0.59            0.73
  Net realized gains ..................................      0.23           0.17           0.10          --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      0.73           0.62           0.57          0.59            0.73
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........................    $12.11         $12.55         $12.77        $12.75          $12.40
====================================================================================================================================
TOTAL RETURN (A) ......................................      2.36%          3.24%          4.75%         7.81%          12.49%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................................   $87,216        $94,622       $110,539       $86,653         $78,626
  Ratios to average net assets:
   Net investment income ..............................      4.10%          3.55%          3.45%         4.75%           5.77%
   Net expenses .......................................      0.55%          0.53%          0.53%         0.55%           0.55%
   Gross expenses .....................................      0.56%          0.54%          0.53%         0.57%           0.56%
  Portfolio turnover rate .............................       311%           363%           381%          308%            270%
------------------------------------------------------------------------------------------------------------------------------------

                                                                       GE INTERNATIONAL EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/05        9/30/04        9/30/03        9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --             --             --            --           3/2/94
Net asset value, beginning of period ..................    $12.85         $10.68          $9.53        $12.02          $19.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........................      0.18           0.12           0.09          0.09            0.16
  Net realized and unrealized
   gains (losses) on investments ......................      3.09           2.14           1.16         (2.46)          (5.72)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................      3.27           2.26           1.25         (2.37)          (5.56)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.11           0.09           0.10          0.12             --
  Net realized gains ..................................       --             --             --            --             1.84
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      0.11           0.09           0.10          0.12            1.84
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD ........................    $16.01         $12.85         $10.68         $9.53          $12.02

TOTAL RETURN (A) ......................................     25.58%         21.22%         13.19%       (20.05%)        (31.22%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............   $69,794        $46,942        $37,413       $24,997         $31,781
  Ratios to average net assets:
   Net investment income ..............................      1.26%          0.95%          0.91%         0.75%           1.03%
   Net expenses .......................................      1.17%          1.33%          1.25%         1.10%           1.09%
   Gross expenses .....................................      1.17%          1.33%          1.26%         1.14%           1.09%
  Portfolio turnover rate .............................        66%            31%            68%           53%             68%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

                                                                      GE SMALL-CAP VALUE EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/05        9/30/04        9/30/03        9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --             --             --            --         9/30/98
Net asset value, beginning of period .................     $15.07         $12.81         $11.59        $13.85          $13.66
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...................       0.08          (0.02)          0.02          0.03            0.09
  Net realized and unrealized
    gains (losses) on investments ....................       2.94           2.28           1.20         (0.12)           0.57
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............................       3.02           2.26           1.22         (0.09)           0.66
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................         --             --             --          0.09              --
  Net realized gains .................................       2.10             --             --          2.08            0.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       2.10             --             --          2.17            0.47
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......................     $15.99         $15.07         $12.81        $11.59          $13.85
====================================================================================================================================

TOTAL RETURN (A) .....................................      21.22%         17.64%         10.53%        (2.71%)          5.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........    $24,385        $23,144        $19,715        $8,759          $5,892
  Ratios to average net assets:
   Net investment income (loss) ......................       0.54%         (0.12%)         0.18%         0.22%           0.65%
   Net expenses ......................................       0.96%          0.99%          1.01%         0.90%           0.87%
   Gross expenses ....................................       0.96%          1.00%          1.01%         0.94%           0.91%
  Portfolio turnover rate ............................         34%            93%           122%          138%            146%
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees
GE Lifestyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, each a series of GE LifeStyle Funds, including the schedule of investments, as of September 30, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the transfer agent of the Underlying Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, as of September 30, 2005, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Boston, Massachusetts
November 18, 2005

Tax Information  (unaudited)
--------------------------------------------------------------------------------


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The Board of Trustees, including the independent trustees, of the GE LifeStyle Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004.

In considering whether to approve the investment advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the advisory agreements, the independent trustees reviewed the proposed continuance of each agreement with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM, and the independent trustees concurred that GEAM provides high quality advisory and administrative services because of the level of asset allocation expertise and the resources, analysis and other services, such as performance, risk and style consistency monitoring, provided to the Funds. The independent trustees specifically noted that these services were in addition to the services provided by GEAM to the underlying funds in which the Funds invest. They also considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the process used for compliance activities, and the quality of the investment professionals employed by GEAM. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM discussed in detail its investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes many of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM in concluding that the contractual advisory fees are reasonable for the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory agreement was in the best interest of the shareholders of each affected Fund.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    59

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39
POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since
1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David B. Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David B. Carlson

  GE FIXED INCOME FUND
  Team led by Paul M. Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHIEF EXECUTIVE OFFICER
  David B. Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

                     [This page intentionally left blank.]

34

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $51,000 in 2004 and $52,800 in 2005.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE LifeStyle Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $337,665 in 2004 and $174,236 in 2005.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 08, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 08, 2005

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE LIFESTYLE FUNDS

Date:  December 08, 2005

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.